Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Backlog [Member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Recognized Revenue	$ 1,348
Backlog [Member] | Not later than one year [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Recognized Revenue	454
Backlog [Member] | Later than one year and not later than two years [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Recognized Revenue	277
Backlog [Member] | Later than two years and not later than three years [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Recognized Revenue	202
Backlog [Member] | Later than three years and not later than four years [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Recognized Revenue	131
Backlog [Member] | Later than four years and not later than five years [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Recognized Revenue	68
Backlog [Member] | Later than five years [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Recognized Revenue	216
Expected undiscounted contractual cash flows [Member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	47,206
Expected undiscounted contractual cash flows [Member] | Not later than one year [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	3,785
Expected undiscounted contractual cash flows [Member] | Later than one year and not later than two years [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	3,710
Expected undiscounted contractual cash flows [Member] | Later than two years and not later than three years [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	3,067
Expected undiscounted contractual cash flows [Member] | Later than three years and not later than four years [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	2,886
Expected undiscounted contractual cash flows [Member] | Later than four years and not later than five years [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	2,917
Expected undiscounted contractual cash flows [Member] | Later than five years [member]
Other Long-Term Liabilities (Details) - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	$ 30,841